Goodwill	12 Months Ended
Aug. 31, 2020
Goodwill
Goodwill

11.     Goodwill

The following table summarizes the change in the carrying amount of goodwill by segment for the years ended August 31, 2020 and 2019:

	International		Overseas	Complementary	Education
	Schools	Kindergartens	Schools	Education Services	Technology	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of August 31, 2018	—	119,735	—	489,776	—	609,511
Additions (a)	125,155	52,514	1,025,504	76,766	192,510	1,472,449
Exchange realignment	—	—	8,118	—	—	8,118
Balance as of August 31, 2019	125,155	172,249	1,033,622	566,542	192,510	2,090,078
Additions (a)	—	2,704	161,831	—	47,799	212,334
Disposal (b)	—	—	—	(13,774)	—	(13,774)
Impairment (c)	(68,723)	—	—	—	—	(68,723)
Exchange realignment	—	—	64,194	—	—	64,194
Balance as of August 31, 2020	56,432	174,953	1,259,647	552,768	240,309	2,284,109

Note:

(a)	For the year ended August 31, 2019, the addition to goodwill reflects the excess of the consideration paid over the fair values of the identifiable net assets acquired of Chengdu Yinzhe, Hangzhou Impression, Shandong-based Qiqiaoban, Wuhan Sannew and CATS acquisitions (Note 3).

For the year ended August 31, 2020, the additions to goodwill reflects the excess of the consideration paid over the fair values of the identifiable net assets acquired of STM and BIC, Linstitute and an education service provider (Note 3).

(b)	During the year ended August 31, 2020, the Company disposed its 60.46% equity interest in a subsidiary, Guangzhou Zangxing Network Technology Co., Ltd. ("Zangxing") with a total cash consideration of RMB 30,344, resulting in the derecognition of goodwill RMB 13,774. Gain on disposal of Zangxing amounted to RMB 14,865 was recognized for the year ended August 31, 2020.
(c)	For each of the years ended August 31, 2018, 2019 and 2020, the Company performed impairment test of its goodwill. The impairment test performed during fiscal years ended August 31, 2018 and 2019 did not result in the fair value exceeding the carrying value; therefore, the Group recorded nil impairment loss on goodwill for the respective years. For the year ended August 31, 2020, the Group has determined that the underperformance of the Wuhan Sannew reporting unit since the acquisition date, market conditions and other factors including the uncertainty in the Sino-US relationship and adverse impacts from COVID-19, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to and concluded the carrying amount of Wuhan Sannew reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 68,723 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2020. The impairment is recorded in international schools reportable segment.